Share Capital and Employee Compensation Plans - Disclosure of RSU Transactions (Details) - Restricted share units shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of year (in shares) | shares	835	1,165
Granted (in shares) | shares	1,593	0
Settled (in shares) | shares	(389)	(263)
Forfeited (in share) | shares	(392)	(67)
Change in value ( in shares) | shares	0	0
Outstanding, end of year (in shares) | shares	1,647	835
Outstanding, beginning of year | $	$ 719	$ 1,573
Granted | $	1,697	0
Settled | $	(415)	(569)
Forfeited | $	(387)	(88)
Change in value | $	187	(197)
Outstanding, end of year | $	$ 1,801	$ 719